Equity - Schedule of Equity and Income Taxes Attributable to the Equity Holders (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	$ (94,635)	$ 54,587	$ 51,862
Effects for the period	(39,786)	(88,375)	3,102
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	(61,330)	(60,847)	(377)
Other comprehensive income (loss) before income taxes, ending balance	(93,501)	(94,635)	54,587
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(3,333)	(27,763)	(4,745)
Effects for the period	(5,769)	7,744	(23,018)
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge	16,559	16,686
Income taxes related to components of other comprehensive income (loss), ending balance	(8,607)	(3,333)	(27,763)
Net balances	(102,108)	(97,968)	(27,763)
Net balance			26,824
Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	102,250
Other comprehensive income (loss) before income taxes, ending balance		102,250
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(16,064)
Income taxes related to components of other comprehensive income (loss), ending balance		(16,064)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		33,154	37,484
Effects for the period			(4,330)
Other comprehensive income (loss) before income taxes, ending balance			33,154
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance			(12,705)
Effects for the period			(55)
Net balances			(12,760)
Net balance			20,394
Reserve of cash flow hedges [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	40,700	(8,621)	(822)
Effects for the period	35,577	49,321	(7,799)
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	(61,330)
Other comprehensive income (loss) before income taxes, ending balance	14,947	40,700	(8,621)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(20,871)	(2,067)	(465)
Effects for the period	(683)	(18,804)	(1,602)
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge	16,559
Income taxes related to components of other comprehensive income (loss), ending balance	(4,995)	(20,871)	(2,067)
Net balances	9,952	19,829	(2,067)
Net balance			(10,688)
Hedges of net investment in foreign operations [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(25,747)	63,339	(17,383)
Effects for the period	(42,070)	(28,239)	80,722
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings		(60,847)
Other comprehensive income (loss) before income taxes, ending balance	(67,817)	(25,747)	63,339
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	18,849	(15,168)	6,627
Effects for the period	3,730	17,331	(21,795)
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge		16,686
Income taxes related to components of other comprehensive income (loss), ending balance	22,579	18,849	(15,168)
Net balances	(45,238)	(6,898)	(15,168)
Net balance			48,171
Reserve of exchange differences on translation [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	24,203	(26,829)	37,328
Effects for the period	(78,901)	51,032	(64,169)
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings			12
Other comprehensive income (loss) before income taxes, ending balance	(54,698)	24,203	(26,829)
Income taxes related to components of other comprehensive income (loss)
Net balances	(54,698)	24,203
Net balance			(26,829)
Reserve of remeasurements of defined benefit plans [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(5,147)	(8,116)	(6,484)
Effects for the period	2,294	2,969	(1,632)
Other comprehensive income (loss) before income taxes, ending balance	(2,853)	(5,147)	(8,116)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	1,994	2,232	1,798
Effects for the period	(1,055)	(238)	434
Income taxes related to components of other comprehensive income (loss), ending balance	939	1,994	2,232
Net balances	(1,914)	(3,153)	2,232
Net balance			(5,884)
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	1,240	1,660	1,739
Effects for the period	1,739	(420)	310
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings			(389)
Other comprehensive income (loss) before income taxes, ending balance	2,979	1,240	1,660
Income taxes related to components of other comprehensive income (loss)
Net balances	2,979	1,240
Net balance			1,660
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(129,884)	33,154
Effects for the period	41,575	(163,038)
Other comprehensive income (loss) before income taxes, ending balance	13,941	(129,884)	33,154
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(3,305)	(12,760)
Effects for the period	(7,761)	9,455
Income taxes related to components of other comprehensive income (loss), ending balance	(27,130)	(3,305)	$ (12,760)
Net balances	(13,189)	(133,189)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member] | Revised For IFRS 9 [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	102,250
Other comprehensive income (loss) before income taxes, ending balance		102,250
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	$ (16,064)
Income taxes related to components of other comprehensive income (loss), ending balance		$ (16,064)